Prepaid expenses and deposits - Schedule of prepaid expenses and deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Prepaid Expenses And Deposits Abstract
Research and development	$ 0	$ 26,348
Insurance	2,201	36,162
Other prepaids and deposits	13,089	6,526
Total prepaid expenses and deposits	$ 15,290	$ 69,036